Common Shareholders' Equity (Details) - Equity Holders [Member] - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity holders of the controlling company	$ 117,152,207	$ 160,944,138	$ 105,652,728
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share	$ 317.05	$ 435.57	$ 285.93
Diluted income per share	$ 317.05	$ 435.57	$ 285.93